Investments in Available-For-Sale Securities	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES [Abstract]
INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES
NOTE 22: INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES
On January 1, 2012, all of Navios Partners' outstanding subordinated units owned by Navios Holdings converted into 7,621,843 common units of Navios Partners (excluding the Series A subordinated units, which are a separate class of subordinated units). As a result, the Company's entire investment in Navios Partners (a portion of which was previously accounted for as available-for-sale securities) is accounted for by the equity method from January 1, 2012.
During the years ended December 31, 2013 and 2012, the Company received shares of Korea Line Corporation (“KLC”) as partial compensation for the claims filed under the Korean court for all unpaid amounts by KLC in respect of the employment of the vessels. The shares were valued at fair value upon the day of issuance. As of both December 31, 2014 and 2013, the Company retained a total of 314,077 KLC shares.
The shares received from KLC were accounted for under the guidance for available-for-sale securities (the “AFS Securities”). The Company has no other types of available-for-sale securities.
As of December 31, 2014 and 2013, the carrying amount of the available-for-sale securities related to KLC was $6,701 and $7,660, respectively. The unrealized holding losses related to these AFS Securities included in “Accumulated other comprehensive loss” were $578, $11,172 and $558 as of December 31, 2014, 2013 and 2012, respectively. As of June 30, 2014, the Company considered the decline in fair value of the KLC shares as “other-than-temporary” and therefore, recognized a loss out of accumulated other comprehensive (loss)/income of $11,553. The respective loss was included within the caption “Other expense” in the accompanying consolidated statement of comprehensive (loss)/income. There were no OTTI losses during the years ended December 31, 2013 and 2012.